13. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SalesExpensesOthers
Schedule of detailed information about investment in associates and joint ventures
	12.31.19	12.31.18
Investment in associates and affiliates	7,204	70,546
Goodwill SATS BRF	-	7,059
	7,204	77,605
Other investments	7,676	8,400
	14,880	86,005